As filed with the Securities and Exchange Commission on May 22, 2015

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 104	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 105	☒

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Managers Special Equity Fund, AMG Managers Bond Fund and AMG Managers Global Income Opportunity Fund, each a series of AMG Funds III.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds III certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 22nd day of May, 2015.

AMG FUNDS III

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	May 22, 2015
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	May 22, 2015
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	May 22, 2015
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	May 22, 2015
Edward J. Kaier

/s/ Kurt A. Keilhacker*	Trustee	May 22, 2015
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	May 22, 2015
Steven J. Paggioli

/s/ Richard F. Powers, III*	Trustee	May 22, 2015
Richard F. Powers, III

/s/ Eric Rakowski*	Trustee	May 22, 2015
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	May 22, 2015
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	May 22, 2015
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and	May 22, 2015
Jeffrey T. Cerutti	Principal Executive Officer
(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	May 22, 2015
Donald S. Rumery	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By:	/s/ Donald S. Rumery
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 2-84012 and 811-3752 (filed September 27, 2013)

Date: May 22, 2015

AMG FUNDS III

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase